LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM OBLIGATIONS (Tables)
Contractual Obligation, Fiscal Year Maturity Schedule
	December 31,
	2021	2020
2016 note payable, 6%, unsecured, due December 31, 2021 (A)	$500,000	$500,000
Note payable, 10%, secured, due January 1, 2018 (B)	265,000	265,000
Convertible term note payable,12%, secured, due January 1, 2024 (C)	175,000	175,000
Term note payable - PBGC, 6%, secured (D)	0	246,000
2020 note payable, 6%, unsecured, due August 24, 2024 (E)	166,473	166,473
Convertible term note payable,7%, secured (F)	100,000	100,000
Convertible notes payable, 6%, due January 1, 2024 (G)	9,000	9,000
Accrued interest due after 2021(H)	7,836	7,296
	1,223,309	1,468,769
Less: deferred financing costs	0	6,555
	1,223,309	1,462,214
Less: current maturities	765,000	1,004,445
	$458,309	$457,769
	Annual	Annual
	Payments	Amortization	Net
Due Prior to 2022	$1,156,500	$0	$1,156,500
2022	638,000	226,677	411,323
2023	206,667	0	206,667
2024	837,408	0	837,408
2025	0	0	0
2026	499,000	0	499,000
Total long-term obligations	$3,337,575	$226,677	$3,110,898

Schedule Of Notes Payable - Related Parties
	December 31,
	2021	2020
Note payable, up to $500,000, 7.5%, due August 31, 2026 (A)	$499,000	$250,000
2020 Note payable, 6%, due January 1, 2024 (B)	328,000	328,000
Convertible notes payable, 6% (C)	146,300	146,300
Convertible note payable, 7%, due June 30, 2023 (D)	25,000	25,000
Note payable, $100,000 line of credit, 6%, unsecured (E)	90,000	90,000
Note payable, $75,000 line of credit, 6%, unsecured (F)	70,000	70,000
Accrued interest due after 2022 (G)	116,465	106,520
	1,274,765	1,015,820
Less current maturities	190,000	-
	$1,084,765	$1,015,820